Bridge Loan (Details) - 1 months ended Aug. 31, 2020 - Bridge Loan [Member]	USD ($)	CHF (SFr)
Bridge Loan (Details) [Line Items]
Bridge Loan	$ 316,590	SFr 300,000
Aggregate value	(527,650)	500,000
Additional value	(211,060)	200,000
Total bridge loan	$ (527,650)	SFr 500,000
interest rate	10.00%	10.00%
Maturity date	Mar. 31, 2021	Mar. 31, 2021
Total amount of the bridge loan	$ (633,180)	SFr 600,000